Mairs and Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2022

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 31.6%
	CORPORATE BONDS 26.5%
	COMMUNICATION SERVICES 0.9%
$464,000	CBS Corp	3.500%	01/15/25	$466,674
1,688,000	Netflix Inc	5.875%	11/15/28	1,860,683
2,000,000	Comcast Corp	4.250%	01/15/33	2,160,337
1,000,000	Verizon Communications Inc	4.400%	11/01/34	1,064,113
3,000,000	AT&T Inc	4.500%	05/15/35	3,174,210
				8,726,017
	CONSUMER DISCRETIONARY 3.2%
500,000	Whirlpool Corp	4.700%	06/01/22	502,315
1,000,000	Block Financial LLC	5.500%	11/01/22	1,002,962
1,000,000	General Motors Financial Co Inc	3.700%	05/09/23	1,010,336
1,000,000	General Motors Financial Co Inc	4.250%	05/15/23	1,012,593
1,000,000	General Motors Financial Co Inc	3.950%	04/13/24	1,016,206
250,000	General Motors Co	4.000%	04/01/25	252,592
1,000,000	General Motors Financial Co Inc	4.300%	07/13/25	1,016,021
1,064,000	Block Financial LLC	5.250%	10/01/25	1,111,959
1,500,000	Ford Motor Co	4.346%	12/08/26	1,509,375
1,000,000	Darden Restaurants Inc	3.850%	05/01/27	1,015,393
2,245,000	Lear Corp	3.800%	09/15/27	2,250,304
1,000,000	General Motors Co	4.200%	10/01/27	1,005,676
1,000,000	AutoNation Inc	3.800%	11/15/27	999,327
2,000,000	Hasbro Inc	3.900%	11/19/29	2,007,741
2,000,000	Advance Auto Parts Inc	3.900%	04/15/30	1,993,363
1,000,000	Mohawk Industries Inc	3.625%	05/15/30	981,354
2,000,000	Block Financial LLC	3.875%	08/15/30	1,964,627
1,000,000	Kohl's Corp	3.375%	05/01/31	959,327
1,750,000	Ford Motor Credit Co LLC	3.625%	06/17/31	1,586,428
1,000,000	Starbucks Corp	3.000%	02/14/32	957,064
500,000	Tapestry Inc	3.050%	03/15/32	454,457
500,000	Kohl's Corp	6.875%	12/15/37	529,128
1,000,000	General Motors Co	5.150%	04/01/38	1,016,666
1,000,000	Ford Motor Co	4.750%	01/15/43	903,910
1,100,000	Whirlpool Corp	5.150%	03/01/43	1,182,289
750,000	Hasbro Inc	5.100%	05/15/44	806,615
1,073,000	Kohl's Corp	5.550%	07/17/45	1,059,989
				30,108,017
	CONSUMER STAPLES 1.3%
430,000	Land O' Lakes Inc (g)	6.000%	11/15/22	435,851
2,500,000	Land O' Lakes Inc (h)	7.250%	07/14/27	2,643,750
1,949,000	Land O' Lakes Capital Trust I (g)	7.450%	03/15/28	2,182,880
2,500,000	Land O' Lakes Inc (h)	7.000%	12/18/28	2,631,250
250,000	Smithfield Foods Inc (g)	3.000%	10/15/30	226,921
1,000,000	Walgreens Boots Alliance Inc	4.500%	11/18/34	1,029,648
1,000,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc	4.700%	02/01/36	1,085,004
1,000,000	Walgreens Boots Alliance Inc	4.800%	11/18/44	1,062,451
1,000,000	Molson Coors Brewing Co	4.200%	07/15/46	969,730
				12,267,485
	CONSUMER, NON-CYCLICAL 0.1%
1,000,000	Wildlife Conservation Society	3.414%	08/01/50	887,670

	ENERGY 0.5%
1,500,000	Sunoco Logistics Partners Operations LP	3.450%	01/15/23	1,508,593
1,000,000	Boardwalk Pipelines LP	4.950%	12/15/24	1,033,408
1,200,000	Kinder Morgan Inc	5.300%	12/01/34	1,315,390
500,000	Murphy Oil Corp	6.375%	12/01/42	479,230

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2022

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIALS 10.1%
$2,000,000	OneBeacon US Holdings Inc	4.600%	11/09/22	$2,021,930
1,000,000	Standard Chartered PLC (b)(g)	3.950%	01/11/23	1,005,062
500,000	First American Financial Corp	4.300%	02/01/23	506,887
500,000	Assurant Inc	4.200%	09/27/23	508,667
500,000	CNA Financial Corp	7.250%	11/15/23	534,072
500,000	Pacific Life Insurance Co (g)	7.900%	12/30/23	542,202
1,000,000	Moody's Corp	4.875%	02/15/24	1,031,567
1,000,000	HSBC Holdings PLC (b)	4.250%	03/14/24	1,015,336
540,000	Wintrust Financial Corp	5.000%	06/13/24	548,336
824,000	Assured Guaranty US Holdings Inc	5.000%	07/01/24	854,930
3,088,000	Legg Mason Inc	3.950%	07/15/24	3,154,419
1,500,000	Symetra Financial Corp	4.250%	07/15/24	1,530,666
1,000,000	Citigroup Inc	4.000%	08/05/24	1,022,798
3,000,000	Synchrony Financial	4.250%	08/15/24	3,044,184
2,000,000	Old Republic International Corp	4.875%	10/01/24	2,066,751
1,627,000	Associated Banc-Corp	4.250%	01/15/25	1,660,093
4,000,000	Kemper Corp	4.350%	02/15/25	4,087,689
1,050,000	TCF National Bank	4.600%	02/27/25	1,073,985
1,000,000	BBVA USA	3.875%	04/10/25	1,020,133
250,000	Liberty Mutual Insurance Co (g)	8.500%	05/15/25	286,292
1,000,000	Prudential Insurance Co of America/The (g)	8.300%	07/01/25	1,138,656
1,000,000	American International Group Inc	3.750%	07/10/25	1,017,251
1,000,000	Synchrony Financial	4.500%	07/23/25	1,021,190
2,000,000	Janus Capital Group Inc (b)	4.875%	08/01/25	2,094,739
2,000,000	HSBC Holdings PLC (b)	4.250%	08/18/25	2,025,440
4,000,000	Capital One Financial Corp	4.200%	10/29/25	4,096,596
20,000	Wells Fargo & Co (h)	4.700%	12/15/25	441,000
1,520,000	Legg Mason Inc	4.750%	03/15/26	1,601,185
2,000,000	Hanover Insurance Group Inc/The	4.500%	04/15/26	2,082,841
1,000,000	Wells Fargo & Co	4.100%	06/03/26	1,028,448
3,290,000	Old Republic International Corp	3.875%	08/26/26	3,321,301
500,000	Morgan Stanley	4.350%	09/08/26	516,968
1,000,000	Citigroup Inc	4.300%	11/20/26	1,029,786
1,000,000	JPMorgan Chase & Co	4.125%	12/15/26	1,036,227
4,000,000	PNC Financial Services Group Inc/The (f)(h)	3.400%	12/15/26	3,605,000
4,000,000	Mercury General Corp	4.400%	03/15/27	4,109,591
450,000	Athene Holding Ltd (b)	4.125%	01/12/28	453,735
500,000	Citigroup Inc (f)	3.070%	02/24/28	488,089
250,000	Provident Cos Inc	7.250%	03/15/28	291,474
2,000,000	E*TRADE Financial Corp	4.500%	06/20/28	2,074,913
500,000	Farmers Exchange Capital (g)	7.050%	07/15/28	570,303
1,000,000	Lazard Group LLC	4.375%	03/11/29	1,022,902
2,500,000	Wintrust Financial Corp	4.850%	06/06/29	2,527,762
2,300,000	Assurant Inc	3.700%	02/22/30	2,222,037
500,000	Park National Corp (f)	4.500%	09/01/30	496,516
500,000	Goldman Sachs Group Inc/The	4.250%	11/15/30	502,960
500,000	Goldman Sachs Group Inc/The	4.000%	02/15/31	494,286
2,000,000	Synchrony Financial	2.875%	10/28/31	1,772,707
1,000,000	Blackstone Holdings Finance Co LLC (g)	2.550%	03/30/32	912,988
2,000,000	Goldman Sachs Group Inc/The (f)	2.650%	10/21/32	1,818,248
500,000	Goldman Sachs Group Inc/The	4.300%	12/15/32	496,778
1,700,000	Morgan Stanley (f)	2.943%	01/21/33	1,594,398
538,000	Bank of America Corp	4.000%	08/15/34	530,729
3,000,000	Fulton Financial Corp (f)	3.750%	03/15/35	2,865,460
2,150,000	Bank of Montreal (b)(f)	3.088%	01/10/37	1,953,933
500,000	Swiss Re Treasury US Corp (g)	4.250%	12/06/42	557,242
500,000	Principal Financial Group Inc	4.350%	05/15/43	513,534
2,500,000	M&T Bank Corp (f)(h)	5.125%	12/29/49	2,500,000

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2022

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIALS (continued)
$1,000,000	SVB Financial Group (f)(h)	4.100%	08/15/69	$850,000
3,000,000	JPMorgan Chase & Co (f)(h)	3.650%	12/01/69	2,805,000
2,000,000	Bank of New York Mellon Corp/The (f)(h)	3.750%	06/20/70	1,835,000
6,000,000	Charles Schwab Corp (f)(h)	4.000%	03/01/31	5,388,720
				95,221,932
	HEALTH CARE 0.7%
500,000	Wyeth LLC	6.450%	02/01/24	534,594
2,000,000	AbbVie Inc	3.800%	03/15/25	2,039,198
189,000	Bristol-Myers Squibb Co	3.875%	08/15/25	192,597
1,000,000	Cigna Corp	4.500%	02/25/26	1,049,387
700,000	Zimmer Biomet Holdings Inc	4.250%	08/15/35	701,796
1,400,000	CVS Health Corp	4.780%	03/25/38	1,531,203
1,000,000	UnitedHealth Group Inc	3.500%	08/15/39	992,897
				7,041,672
	INDUSTRIALS 2.6%
500,000	GATX Corp	4.750%	06/15/22	502,762
500,000	Penske Truck Leasing Co Lp / PTL Finance Corp (g)	4.875%	07/11/22	504,382
1,000,000	GATX Corp	3.900%	03/30/23	1,017,887
1,500,000	Hillenbrand Inc	5.000%	09/15/26	1,539,015
500,000	Toro Co/The	7.800%	06/15/27	585,497
2,000,000	Kennametal Inc	4.625%	06/15/28	2,079,038
3,000,000	Steelcase Inc	5.125%	01/18/29	3,143,379
1,000,000	Oshkosh Corp	3.100%	03/01/30	930,059
2,000,000	GATX Corp	4.000%	06/30/30	2,027,725
1,000,000	Flowserve Corp	3.500%	10/01/30	947,181
3,000,000	Hillenbrand Inc	3.750%	03/01/31	2,745,000
4,000,000	United Rentals North America Inc	3.750%	01/15/32	3,730,000
2,000,000	Eaton Corp	4.000%	11/02/32	2,097,621
1,400,000	Leidos Holdings Inc	5.950%	12/01/40	1,480,711
1,000,000	FedEx Corp	4.100%	04/15/43	991,001
				24,321,258
	INFORMATION TECHNOLOGY 3.9%
696,000	Dell International LLC / EMC Corp.	5.450%	06/15/23	717,254
1,031,000	Arrow Electronics Inc	4.000%	04/01/25	1,047,477
2,000,000	Hewlett Packard Enterprise Co	4.900%	10/15/25	2,096,734
1,500,000	Dell International LLC / EMC Corp.	6.020%	06/15/26	1,626,718
2,500,000	Motorola Solutions Inc	4.600%	02/23/28	2,574,561
1,500,000	Trimble Inc	4.900%	06/15/28	1,556,134
1,000,000	Fiserv Inc	4.200%	10/01/28	1,032,661
1,500,000	Broadcom Inc	4.750%	04/15/29	1,574,330
1,000,000	Juniper Networks Inc	3.750%	08/15/29	997,952
1,000,000	Dell International LLC / EMC Corp.	5.300%	10/01/29	1,089,370
1,000,000	Citrix Systems Inc	3.300%	03/01/30	989,242
2,000,000	Avnet Inc	3.000%	05/15/31	1,836,164
1,000,000	HP Inc	2.650%	06/17/31	894,832
1,000,000	Autodesk Inc	2.400%	12/15/31	900,035
1,000,000	Magallanes Inc (g)	4.279%	03/15/32	1,004,297
2,000,000	Broadcom Inc	4.300%	11/15/32	2,032,283
3,000,000	Intel Corp	4.000%	12/15/32	3,228,647
2,000,000	Leidos Inc	5.500%	07/01/33	2,162,600
1,000,000	Broadcom Inc (g)	3.469%	04/15/34	926,273
1,500,000	Western Union Co/The	6.200%	11/17/36	1,636,978
3,000,000	Oracle Corp	3.600%	04/01/40	2,604,851
1,000,000	Dell, Inc.	5.400%	09/10/40	1,002,500
1,000,000	Analog Devices Inc	2.800%	10/01/41	898,202
570,000	Discovery Communications LLC	4.950%	05/15/42	566,234
2,000,000	Motorola Solutions Inc	5.500%	09/01/44	2,201,297
				37,197,626

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2022

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	MATERIALS 2.4%
$750,000	RPM International Inc	3.450%	11/15/22	$752,326
756,000	Eastman Chemical Co	3.800%	03/15/25	765,455
865,000	Union Carbide Corp	7.500%	06/01/25	968,765
2,000,000	DowDuPont Inc	4.493%	11/15/25	2,082,689
200,000	Worthington Industries Inc	4.550%	04/15/26	204,203
1,500,000	Cabot Corp	3.400%	09/15/26	1,495,415
782,000	HB Fuller Co	4.000%	02/15/27	770,270
3,200,000	HB Fuller Co	4.250%	10/15/28	2,995,840
4,000,000	Cabot Corp	4.000%	07/01/29	4,018,094
1,175,000	Albemarle Wodgina Pty Ltd (b)	3.450%	11/15/29	1,143,019
3,000,000	Freeport McMoRan Inc	4.250%	03/01/30	3,020,010
1,250,000	Dow Chemical Co/The	4.250%	10/01/34	1,286,828
1,000,000	Alcoa Inc	5.950%	02/01/37	1,070,583
1,000,000	Newmont Mining Corp	4.875%	03/15/42	1,127,370
325,000	Albemarle Corp	5.450%	12/01/44	361,786
250,000	Steel Dynamics Inc	3.250%	10/15/50	212,879
				22,275,532
	REAL ESTATE 0.0%
350,000	CBRE Services Inc	4.875%	03/01/26	367,671

	UTILITIES 0.8%
75,000	National Fuel Gas Co	3.750%	03/01/23	75,487
250,000	Jersey Central Power & Light Co (g)	4.300%	01/15/26	255,475
2,000,000	National Fuel Gas Co	3.950%	09/15/27	1,989,841
416,000	Toledo Edison Co (g)	2.650%	05/01/28	395,379
1,000,000	National Fuel Gas Co	4.750%	09/01/28	1,006,150
2,000,000	Alliant Energy Finance LLC (g)	3.600%	03/01/32	1,946,437
1,165,000	Duke Energy Progress LLC	5.700%	04/01/35	1,371,005
1,021,000	Northern Natural Gas Co (g)	4.100%	09/15/42	1,012,629
				8,052,403

	TOTAL CORPORATE BONDS			250,803,904

	MUNICIPAL BONDS 1.6%
650,000	Glendale Community College District/CA	2.113%	08/01/31	588,970
500,000	Socorro Independent School District	2.125%	08/15/31	465,207
920,000	Pierre School District No 32-2	2.040%	08/01/33	821,742
500,000	Redondo Beach Unified School District	2.040%	08/01/34	428,961
400,000	County of Hennepin MN	4.800%	12/01/35	477,729
500,000	DeKalb Kane & LaSalle Counties Etc Community College District No 523 Kishwaukee	3.017%	02/01/36	470,126
305,000	State of California	4.600%	04/01/38	333,671
1,000,000	Crowley Independent School District	3.010%	08/01/38	955,564
500,000	Idaho Bond Bank Authority	2.354%	09/15/38	455,229
850,000	Worthington Independent School District No 518	3.300%	02/01/39	869,331
610,000	Rockwall Independent School District	3.091%	02/15/39	586,999
750,000	Allen Independent School District	3.148%	02/15/39	710,899
1,000,000	Pierce County School District No 10 Tacoma	2.357%	12/01/39	828,561
945,000	City of Minnetonka MN	3.050%	02/01/40	948,702
885,000	Massachusetts Development Finance Agency	2.550%	05/01/40	770,437
750,000	Woodbury County Law Enforcement Center Authority	3.090%	06/01/40	732,248
505,000	Village of Ashwaubenon WI	2.970%	06/01/40	466,198
300,000	Desert Community College District	2.457%	08/01/40	259,433
800,000	Utah Transit Authority	3.443%	12/15/42	777,165
500,000	BAC Capital Trust XIV (f)(h)	4.000%	03/15/43	431,142
600,000	San Diego Community College District	3.336%	08/01/43	575,903
1,000,000	Borough of Naugatuck CT	3.090%	09/15/46	917,388
1,000,000	Michigan State University	4.496%	08/15/48	1,067,262
				14,938,867

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2022

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	ASSET BACKED SECURITIES 1.6%
$205,854	United Airlines 2014-1 Class B Pass Through Trust	4.750%	10/11/23	$205,946
35,298	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	35,296
36,881	Southwest Airlines Co 2007-1 Pass Through Trust	6.150%	02/01/24	36,569
29,975	United Airlines 2014-2 Class B Pass Through Trust	4.625%	03/03/24	30,078
261,444	American Airlines 2014-1 Class B Pass Through Trust	4.375%	04/01/24	258,043
1,000,000	United Airlines 2015-1 Class A Pass Through Trust	3.700%	06/01/24	999,512
328,571	US Airways 2010-1 Class A Pass Through Trust	6.250%	10/22/24	325,225
848,037	Delta Air Lines 2015-1 Class B Pass Through Trust	4.250%	01/30/25	860,838
522,451	American Airlines 2015-2 Class B Pass Through Trust	4.400%	03/22/25	508,871
187,223	US Airways 2011-1 Class A Pass Through Trust	7.125%	04/22/25	190,417
1,991,384	American Airlines 2016-1 Class B Pass Through Trust	5.250%	07/15/25	1,944,975
674,542	Spirit Airlines Pass Through Trust 2015-1B	4.450%	10/01/25	663,945
1,558,677	Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.900%	01/15/26	1,426,701
1,118,220	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	04/29/26	1,112,723
678,508	American Airlines 2017-1 Class B Pass Through Trust	4.950%	08/15/26	643,241
659,435	United Airlines 2013-1 Class A Pass Through Trust	4.300%	02/15/27	654,572
646,466	American Airlines 2016-3 Class B Pass Through Trust	3.750%	04/15/27	594,914
509,611	US Airways 2013-1 Class A Pass Through Trust	3.950%	05/15/27	483,448
549,989	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	546,854
441,577	United Airlines 2014-2 Class A Pass Through Trust	3.750%	03/03/28	433,238
1,216,336	American Airlines 2014-1 Class A Pass Through Trust	3.700%	04/01/28	1,169,167
314,513	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/01/28	300,394
137,431	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	03/22/29	132,765
448,085	American Airlines 2015-2 Class A Pass Through Trust	4.000%	03/22/29	406,770
89,074	Spirit Airlines Pass Through Trust 2015-1A	4.100%	10/01/29	85,780
779,931	British Airways 2018-1 Class A Pass Through Trust (b)(g)	4.125%	03/20/33	743,791
				14,794,073
	U.S. GOVERNMENT OBLIGATIONS 1.9%
1,000,000	United States Treasury Note/Bond	0.875%	01/31/24	975,195
1,000,000	United States Treasury Note/Bond	0.250%	03/15/24	961,250
3,000,000	United States Treasury Note/Bond	0.750%	03/31/26	2,800,898
1,000,000	United States Treasury Note/Bond	0.750%	04/30/26	932,539
1,000,000	United States Treasury Note/Bond	1.125%	10/31/26	941,836
1,000,000	United States Treasury Note/Bond	1.250%	06/30/28	931,250
1,000,000	United States Treasury Note/Bond	1.000%	07/31/28	916,016
7,000,000	United States Treasury Note/Bond	2.625%	02/15/29	7,092,148
2,000,000	United States Treasury Note/Bond	3.000%	02/15/49	2,199,766
				17,750,898

	TOTAL FIXED INCOME SECURITIES			$298,287,742
	(cost $303,484,297)

Shares	Security Description			Fair Value
	COMMON STOCKS 66.6%
	COMMUNICATION SERVICES 5.4%
15,650	Alphabet Inc (a)			$43,710,293
53,000	Walt Disney Co/The (a)			7,269,480
				50,979,773
	CONSUMER DISCRETIONARY 2.1%
42,000	Home Depot Inc/The			12,571,860
32,000	Target Corp			6,791,040
				19,362,900
	CONSUMER STAPLES 4.6%
63,000	Hershey Co/The			13,647,690
372,000	Hormel Foods Corp			19,172,880
135,000	Sysco Corp			11,022,750
				43,843,320

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2022

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	FINANCIALS 8.0%
44,000	American Express Co	$8,228,000
125,000	JPMorgan Chase & Co	17,040,000
77,000	Northern Trust Corp	8,966,650
78,000	Principal Financial Group Inc	5,725,980
436,000	US Bancorp/MN	23,173,400
263,000	Wells Fargo & Co	12,744,980
		75,879,010
	HEALTH CARE 16.4%
183,000	Abbott Laboratories	21,659,880
62,000	Baxter International Inc	4,807,480
19,000	Bio-Techne Corp	8,227,760
215,000	Elanco Animal Health Inc (a)	5,609,350
80,000	Eli Lilly & Co	22,909,600
100,000	Johnson & Johnson	17,723,000
192,000	Medtronic PLC (e)	21,302,400
111,000	Pfizer Inc	5,746,470
352,000	Roche Holding AG (d)	17,392,320
57,000	UnitedHealth Group Inc	29,068,290
		154,446,550
	INDUSTRIALS 11.0%
37,000	3M Co	5,508,560
96,000	CH Robinson Worldwide Inc	10,340,160
197,000	Donaldson Co Inc	10,230,210
180,000	Fastenal Co	10,692,000
217,000	Graco Inc	15,129,240
23,000	Honeywell International Inc	4,475,340
180,000	nVent Electric PLC (e)	6,260,400
19,000	Rockwell Automation Inc	5,320,570
110,000	Tennant Co	8,668,000
221,000	Toro Co/The	18,893,290
40,000	United Parcel Service Inc, Class B	8,578,400
		104,096,170
	INFORMATION TECHNOLOGY 14.0%
24,000	Automatic Data Processing Inc	5,460,960
145,000	Fiserv Inc (a)	14,703,000
35,000	Littelfuse Inc	8,729,350
125,000	Microsoft Corp	38,538,750
71,000	Motorola Solutions Inc	17,196,200
112,000	QUALCOMM Inc	17,115,840
27,000	salesforce.com Inc (a)	5,732,640
54,000	Texas Instruments Inc	9,907,920
69,000	Visa Inc	15,302,130
		132,686,790
	MATERIALS 4.3%
103,000	Ecolab Inc	18,185,680
160,000	HB Fuller Co	10,571,200
49,000	Sherwin-Williams Co/The	12,231,380
		40,988,260
	UTILITIES 0.8%
104,000	Xcel Energy Inc	7,505,680

	TOTAL COMMON STOCKS	$629,788,453
	(cost $308,694,926)

	SHORT-TERM INVESTMENTS 1.5%
13,978,781	First American Government Obligations Fund, Class X, 0.019% (c)	$13,978,781
	(cost $13,978,781)

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2022

Shares	Security Description	Fair Value
	TOTAL INVESTMENTS 99.7%	$942,054,976
	(cost $626,158,004)

	OTHER ASSETS AND LIABILITIES (NET) 0.3%	2,991,162

	TOTAL NET ASSETS 100.0%	$945,046,138

(a)	Non-income producing.
(b)	Foreign security denominated in U.S. dollars. As of March 31, 2022, these securities represented $10,435,055 or 1.1% of total net assets.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2022.
(d)	American Depositary Receipt.
(e)
Issuer headquartered overseas but considered domestic. Mairs & Power, Inc. (the "Adviser") defines foreign issuers as those whose operational leadership or headquarters is located in a foreign country; provided, however, if an issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

(f)	Step Bonds - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of March 31, 2022.
(g)
Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under the Fund's Liquidity Risk Management Program.  As of March 31, 2022, these securities represented $14,647,060 or 1.5% of total net assets.

(h)	Perpetual maturity, date shown, if applicable, represents next contractual call date.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedule of Investments.

Mairs & Power Balanced Fund NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2022

The Mairs & Power Balanced Fund (the Balanced Fund) (individually a Fund) is a series within the Mairs & Power Funds (the Trust).  The Trust is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Security Valuations
Security valuations for each Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Shares of underlying mutual funds are valued at their respective Net Asset Value (NAV). Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Debt securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances, as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis. Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security. Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of March 31, 2022, no securities were valued using this method.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The performance of the Fund’s investments depends on future developments, including the duration and spread of the outbreak.  Events related to COVID-19 may result in further global economic disruption and market volatility which in turn may impact the value of each of the Fund’s investments.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2022

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by the Fund as of March 31, 2022:

Balanced Fund
Level 1*	$643,767,234
Level 2**	298,287,742
Level 3	-
Total	$942,054,976

*   All Level 1 investments are equity securities (common stocks and preferred stocks) and short-term investments.
** All Level 2 investments are fixed income securities.

For detail of securities by major sector classification for the Fund, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 investments during the period ended March 31, 2022.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2021, the components of accumulated earnings (losses) on a tax basis were as follows:
Balanced Fund
Cost of investments	$622,601,497
Gross unrealized appreciation	$402,489,460
Gross unrealized depreciation	(3,719,117)
Net unrealized appreciation	$398,770,343
Undistributed ordinary income	$-
Undistributed long-term capital gains	11,379,138
Total distributable earnings	$11,379,138
Other accumulated earnings	-
Total accumulated earnings	$410,149,481